Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
Accounts receivable	$97,467	$86,384
Allowance for credit losses	(21,862)	(26,617)
Accounts receivable, net	$75,605	$59,767

The Group reversed credit losses of $4,112 for the year ended December 31, 2023, recognized credit losses of $1,314 for the year ended December 31, 2024, and recognized credit losses of $3,695 for the year ended December 31, 2025.

As of April 28, 2026, approximately 58.1% of the accounts receivable balance outstanding as of December 31, 2025 had been subsequently collected.

The movement of allowance for credit losses for the years ended December 31, 2023, 2024 and 2025 were as following:

	For the years ended December 31,
	2023	2024	2025
Balance at the beginning of the year	$25,348	$21,144	$21,862
Additions	-	1,314	3,695
Reversals	(4,112)	-	-
Foreign currency translation	(92)	(596)	1,060
Balance at the end of the year	$21,144	$21,862	$26,617